INVESTMENTS AT FAIR VALUE - Net Investment Income (Details) - EBP 401 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Interest and dividend income	$ 3,144,323	$ 2,738,181
Net appreciation in fair value of investments	78,447,795	76,113,721
Total net investment income	$ 81,592,118	$ 78,851,902